Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Share of Common Stock
The following table presents the computation of basic and diluted loss per share of common stock:

	For the year ended December 31,
($ and shares in thousands, except per share amounts)	2020	2019	2018
Numerator:
Net loss from continuing operations attributable to IGT PLC	(939,331)	(128,894)	(139,380)
Net income from discontinued operations attributable to IGT PLC	41,441	109,869	118,030
Net loss attributable to IGT PLC	(897,890)	(19,025)	(21,350)

Denominator:
Weighted-average shares - basic and diluted	204,725	204,373	204,083

Net loss from continuing operations attributable to IGT PLC per common share - basic and diluted	(4.59)	(0.63)	(0.68)
Net income from discontinued operations attributable to IGT PLC per common share - basic and diluted	0.20	0.54	0.58
Net loss attributable to IGT PLC per common share - basic and diluted	(4.39)	(0.09)	(0.10)